Offerings	Feb. 18, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common Stock, $0.0001 par value per share
Amount Registered	3,693,160
Proposed Maximum Offering Price per Unit	10.40
Maximum Aggregate Offering Price	$ 38,408,864
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,304.26
Offering Note
(2)    Consists of 3,693,160 shares of Common Stock that became available for issuance on January 1, 2026 under the Registrant’s 2025 Incentive Award Plan by operation of an automatic annual increase provision therein.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered	738,632
Proposed Maximum Offering Price per Unit	10.40
Maximum Aggregate Offering Price	$ 7,681,772.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,060.85
Offering Note
(3)    Consists of 738,632 shares of Common Stock that became available for issuance on January 1, 2026 under the Registrant’s 2025 Employee Stock Purchase Plan by operation of an automatic annual increase provision therein.